Stock Options (Details)		6 Months Ended
	Sep. 01, 2021	Apr. 30, 2023 USD ($)	Apr. 30, 2023 $ / shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 $ / shares
Stock Options (Details) [Line Items]
Fair value of stock options (in Dollars) | $		$ 121,935		$ 424,107
Share based compensation arrangement by share based payment award options grants in period weighted average price per share. (in Dollars per share) | $ / shares			$ 0.33		$ 0.38
Stock Options [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%
Top of Range [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	5.00%
Bottom of Range [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%